Disclosure of additional information about other employee benefit plans, balance by member group (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Closing defined benefit obligation	$ 107,829	$ 89,005	$ 80,259
Inactive members [Member]
Statement [Line Items]
Closing defined benefit obligation	43,369	36,394
Active members [Member]
Statement [Line Items]
Closing defined benefit obligation	$ 64,460	$ 52,611